Note 12 - Long-term Debt (Details) - Long-term Debt and Convertible Debentures - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 12 - Long-term Debt (Details) - Long-term Debt and Convertible Debentures [Line Items]
Revolving credit facility	$ 255,165	$ 299,061
Unamortized gain on settlement of interest rate swaps		1,828
Adjustments to long-term debt resulting from interest rate swaps		27
Capital leases maturing at various dates through 2018	1,870	4,228
Other long-term debt maturing at various dates up to 2018	3,912	5,704
	260,947	493,348
Less: current portion	3,200	36,396
Long-term debt - non-current	$ 257,747	456,952
3.84% Senior Notes [Member]
Note 12 - Long-term Debt (Details) - Long-term Debt and Convertible Debentures [Line Items]
Notes		150,000
6.40% Senior Notes [Member]
Note 12 - Long-term Debt (Details) - Long-term Debt and Convertible Debentures [Line Items]
Notes		12,500
5.44% Senior Notes [Member]
Note 12 - Long-term Debt (Details) - Long-term Debt and Convertible Debentures [Line Items]
Notes		$ 20,000